                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

August 27, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century Municipal Trust
          1933 Act File No. 333-64148
          1940 Act File No. 811-4025

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the combined prospectus and proxy statement that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in
Pre-Effective Amendment No. 1, filed on August 8, 2001, to the issuer's
Registration Statement on Form N-14.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3774.

Sincerely,

/s/Anastasia H. Enneking
Anastasia H. Enneking
Corporate Counsel